Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Value Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 6.7%
Entertainment — 2.1%
Walt Disney Co.	775,000	$87,420,000
Interactive Media & Services — 4.6%
Alphabet Inc., Class A Shares	550,000	185,900,000

Total Communication Services		273,320,000
Consumer Discretionary — 4.8%
Broadline Retail — 2.6%
Amazon.com Inc.	440,000	105,292,000 *
Distributors — 1.2%
Genuine Parts Co.	350,000	48,646,500
Specialty Retail — 1.0%
Murphy USA Inc.	100,000	42,251,000

Total Consumer Discretionary		196,189,500
Consumer Staples — 4.3%
Beverages — 1.9%
Celsius Holdings Inc.	650,000	34,112,000 *
Keurig Dr Pepper Inc.	1,600,000	43,904,000
Total Beverages		78,016,000
Consumer Staples Distribution & Retail — 1.0%
Performance Food Group Co.	425,000	40,566,250 *
Food Products — 1.4%
Nestle SA, ADR	600,000	57,036,000

Total Consumer Staples		175,618,250
Energy — 10.5%
Energy Equipment & Services — 1.8%
SLB Ltd.	1,500,000	72,570,000
Oil, Gas & Consumable Fuels — 8.7%
BP PLC, ADR	200,000	7,576,000
Chevron Corp.	600,000	106,140,000
ConocoPhillips	600,000	62,538,000
Energy Transfer LP	3,500,000	64,575,000
EQT Corp.	1,650,000	95,254,500
Kinetik Holdings Inc.	450,000	18,409,500
Total Oil, Gas & Consumable Fuels		354,493,000

Total Energy		427,063,000
Financials — 22.0%
Banks — 7.7%
Bank of America Corp.	2,700,000	143,640,000
Fifth Third Bancorp	1,400,000	70,308,000
First Horizon Corp.	2,800,000	68,572,000
Webster Financial Corp.	475,000	31,240,750
Total Banks		313,760,750
Capital Markets — 4.2%
Charles Schwab Corp.	750,000	77,940,000
Intercontinental Exchange Inc.	400,000	69,512,000
See Notes to Schedule of Investments.

ClearBridge Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Rice Acquisition Corp. 3 Units	2,000,000	$21,000,000 *
Total Capital Markets		168,452,000
Consumer Finance — 2.4%
Capital One Financial Corp.	260,000	56,921,800
OneMain Holdings Inc.	625,000	40,962,500
Total Consumer Finance		97,884,300
Financial Services — 5.2%
Block Inc.	800,000	48,344,000 *
Corebridge Financial Inc.	2,450,000	75,533,500
Global Payments Inc.	625,000	44,837,500
MGIC Investment Corp.	1,600,000	43,072,000
Total Financial Services		211,787,000
Insurance — 2.5%
Fairfax Financial Holdings Ltd., OTC US Market	28,968	47,776,922
Fairfax Financial Holdings Ltd., Toronto Stock Exchange	11,032	18,206,102
Ryan Specialty Holdings Inc.	750,000	36,210,000
Total Insurance		102,193,024

Total Financials		894,077,074
Health Care — 15.6%
Biotechnology — 3.0%
Argenx SE, ADR	50,000	42,025,000 *
Gilead Sciences Inc.	570,000	80,911,500
Total Biotechnology		122,936,500
Health Care Equipment & Supplies — 2.9%
Becton Dickinson & Co.	275,000	55,957,000
Medtronic PLC	600,000	61,776,000
Total Health Care Equipment & Supplies		117,733,000
Health Care Providers & Services — 3.4%
CVS Health Corp.	1,075,000	80,109,000
UnitedHealth Group Inc.	200,000	57,386,000
Total Health Care Providers & Services		137,495,000
Pharmaceuticals — 6.3%
Elanco Animal Health Inc.	2,500,000	60,200,000 *
Johnson & Johnson	585,000	132,941,250
UCB SA	200,000	60,945,143 (a)
Total Pharmaceuticals		254,086,393

Total Health Care		632,250,893
Industrials — 12.1%
Air Freight & Logistics — 1.7%
GXO Logistics Inc.	1,200,000	67,908,000 *
Building Products — 2.4%
Fortune Brands Innovations Inc.	500,000	27,050,000
Johnson Controls International PLC	600,000	71,556,000
Total Building Products		98,606,000
Commercial Services & Supplies — 1.5%
Clean Harbors Inc.	238,000	61,858,580 *
See Notes to Schedule of Investments.

ClearBridge Value Fund 2026 Quarterly Report

 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 0.7%
Contemporary Amperex Technology Co. Ltd., Class H Shares	475,000	$29,638,825 (a)
Ground Transportation — 1.6%
Canadian Pacific Kansas City Ltd.	600,000	44,604,000
TFI International Inc.	170,000	18,283,500
Total Ground Transportation		62,887,500
Industrial Conglomerates — 1.6%
Siemens AG, Registered Shares	215,000	65,001,013 (a)
Trading Companies & Distributors — 2.6%
Marubeni Corp.	1,500,000	49,722,233 (a)
WESCO International Inc.	190,000	54,991,700
Total Trading Companies & Distributors		104,713,933

Total Industrials		490,613,851
Information Technology — 7.7%
IT Services — 1.6%
Amdocs Ltd.	550,000	45,067,000
Globant SA	300,000	20,064,000 *
Total IT Services		65,131,000
Semiconductors & Semiconductor Equipment — 4.6%
Microchip Technology Inc.	550,000	41,756,000
Micron Technology Inc.	290,000	120,315,200
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,000	24,792,000
Total Semiconductors & Semiconductor Equipment		186,863,200
Software — 1.5%
Salesforce Inc.	290,000	61,564,100

Total Information Technology		313,558,300
Materials — 7.7%
Chemicals — 3.2%
Corteva Inc.	850,000	61,880,000
Eastman Chemical Co.	500,000	34,660,000
International Flavors & Fragrances Inc.	500,000	34,905,000
Total Chemicals		131,445,000
Metals & Mining — 4.5%
Freeport-McMoRan Inc.	1,000,000	60,230,000
Newmont Corp.	600,000	67,410,000
Teck Resources Ltd., Class B Shares	1,000,000	53,760,000
Total Metals & Mining		181,400,000

Total Materials		312,845,000
Real Estate — 2.0%
Residential REITs — 0.7%
American Homes 4 Rent, Class A Shares	900,000	28,188,000
Specialized REITs — 1.3%
American Tower Corp.	290,000	51,991,200

Total Real Estate		80,179,200
Utilities — 5.0%
Electric Utilities — 2.9%
PG&E Corp.	3,500,000	53,970,000
See Notes to Schedule of Investments.

ClearBridge Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
PPL Corp.		1,700,000	$61,625,000
Total Electric Utilities			115,595,000
Independent Power and Renewable Electricity Producers — 2.1%
Talen Energy Corp.		175,000	60,963,000 *
Vistra Corp.		150,000	23,752,500
Total Independent Power and Renewable Electricity Producers			84,715,500

Total Utilities			200,310,500
Total Investments before Short-Term Investments (Cost — $2,892,210,308)			3,996,025,568
	Rate
Short-Term Investments — 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	20,609,412	20,609,412 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	20,609,412	20,609,412 (b)(c)

Total Short-Term Investments (Cost — $41,218,824)			41,218,824
Total Investments — 99.4% (Cost — $2,933,429,132)			4,037,244,392
Other Assets in Excess of Liabilities — 0.6%			22,723,172
Total Net Assets — 100.0%			$4,059,967,564

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $20,609,412 and the cost was $20,609,412 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Value Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Value Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$571,305,750	$60,945,143	—	$632,250,893
Industrials	346,251,780	144,362,071	—	490,613,851
Other Common Stocks	2,873,160,824	—	—	2,873,160,824
Total Long-Term Investments	3,790,718,354	205,307,214	—	3,996,025,568
Short-Term Investments†	41,218,824	—	—	41,218,824
Total Investments	$3,831,937,178	$205,307,214	—	$4,037,244,392

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$11,825,917	$123,837,567	123,837,567	$115,054,072	115,054,072

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$183,365	—	$20,609,412

ClearBridge Value Fund 2026 Quarterly Report